Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization and Description of Business
11. Stock Options

8. Stock Options

The following table summarizes the Company’s stock options:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2021	3,175,000	$0.08
Granted	-	-
Exercised	-	-
Cancelled / forfeited	-	-
Balance, March 31, 2022	3,175,000	$0.09	$-

	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	2.1	0.04	1,500,000	0.04
$0.08	250,000	0.5	0.08	250,000	0.08
$0.13	1,425,000	0.1	0.13	1,425,000	0.13
	3,175,000	1.1	$0.08	3,150,000	$0.08

During the three months ended March 31, 2022, the Company did not issue any options to employees. During the three months ended March 31, 2022 and 2021, the Company recorded $0 of stock-based compensation expense related to stock option grants. As of March 31, 2022, the Company had no unrecognized compensation expense.

11. Stock Options

The Company established a stock option plan for directors, officers, employees and consultants of the Company (the “Plan”). The purpose of the Plan is to give to directors, officers, employees and consultants of the Company, as additional compensation, the opportunity to participate in the profitability of the Company by granting to such individuals options, exercisable over periods of up to ten (10) years as determined by the board of directors of the Company, to buy shares of the Company at a price equal to the Market Price (as defined) prevailing on the date the option is granted. As of December 31, 2021, there were 4,765,000 shares available under the Plan.

The following table summarizes the activity of the Company’s stock options:

	Number of Options	Weighted average exercise price	Aggregate intrinsic value

Balance, January 1, 2020	5,690,000	$0.13
Granted	-	-
Exercised	-	-
Cancelled / forfeited	(2,440,000)	0.19
Balance, December 31, 2021	3,250,000	$0.09	$-
Granted	-	-
Cancelled / forfeited	(75,000)	0.16
Balance, December 31, 2021	3,175,000	$0.08	$-
Vested as of December 31, 2021	3,175,000	$0.08	$-
Unvested as of December 31, 2021	-	$-	$-

	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	2.4	0.04	1,500,000	0.04
$0.08	250,000	0.8	0.08	250,000	0.08
$0.13	1,425,000	0.4	0.13	1,425,000	0.13
	3,175,000	1.3	$0.08	3,175,000	$0.08

During the years ended December 31, 2021 and 2020, the Company did not issue any options to employees. As of December 31, 2021, the Company had no unrecognized compensation expense.